================================================================================

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09140

                           Virtus Institutional Trust
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Kevin J. Carr, Esq.
    Vice President, Chief Legal Officer, Counsel and Secretary for Registrant
                                100 Pearl Street
                             Hartford, CT 06103-4506
                     ---------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 243-1574

                      Date of fiscal year end: December 31

                     Date of reporting period: June 30, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

================================================================================

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                                                                      SEMIANNUAL
                            (VIRTUS LOGO)                                 REPORT


                         Virtus Institutional Bond Fund

      Prospectus supplement appears at the back of this semiannual report.

TRUST NAME:                       June 30, 2011
VIRTUS
INSTITUTIONAL                                                        (GRAPHIC)
TRUST

NOT FDIC INSURED                  NO BANK GUARANTEE               MAY LOSE VALUE

TABLE OF CONTENTS

VIRTUS INSTITUTIONAL BOND FUND
("Institutional Bond Fund")

Message to Shareholders ................................................     1
Disclosure of Fund Expenses ............................................     2
Schedule of Investments ................................................     4
Statement of Assets and Liabilities ....................................    13
Statement of Operations ................................................    14
Statement of Changes in Net Assets .....................................    15
Financial Highlights ...................................................    16
Notes to Financial Statements ..........................................    17

      PROXY VOTING PROCEDURES (FORM N-PX)

      The adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trustees of the Trust ("Trustees," the "Board"). You may obtain a description of these procedures, along with information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's (the "SEC") website at http://www.sec.gov.

      FORM N-Q INFORMATION

      The Trust files a complete schedule of portfolio holdings for the Fund with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

This report is not authorized for distribution to prospective investors in the Virtus Institutional Bond Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

                             MESSAGE TO SHAREHOLDERS

Dear Fellow Shareholders of Virtus Mutual Funds:

For the six months ended June 30, 2011, the capital markets enjoyed relatively strong performance until weaker economic and labor data pushed markets lower beginning in early May. A late rally at the end of June, largely triggered by positive corporate earnings and surprise manufacturing growth, helped restore some of the gains lost earlier in the period.

Several global challenges contributed to the volatility, among them rising oil and commodity prices; industrial supply disruptions, especially in the technology and automotive industries, in the aftermath of Japan's March earthquake; and the continued fear of a Greek default in the latest chapter of the European sovereign debt crisis. Closer to home, the Federal Reserve's second quantitative easing initiative ("QE2")1, which had stimulated the U.S. economy since the fall of 2010, ended on June 30. In its wake, market uncertainty returned, along with worries about the growing U.S. deficit.

World stock markets, in particular, experienced the greatest volatility during the latter part of the period. The S&P 500(R) Index, a broad measure of U.S. equities, gained 6.02 percent for the six months ended June 30, 2011, with most of the gain coming in the first quarter. Similarly, the MSCI EAFE(R) Index
(net), a benchmark for international equities, gained 4.98 percent for the first six months of the year, but just 1.56 percent coming in the second quarter.

In contrast, fixed income markets experienced stronger performance in the second quarter as interest rates declined and bond prices inched up. The Barclays Capital U.S. Aggregate Bond Index, a metric for taxable bond returns, rose 2.72 percent for the six months, with most of that gain in the second quarter. Over the same six-month period, the 10-year Treasury yield rose to a high of 3.73 percent in February, but gradually slid to end at 3.16 percent as demand for these safe-haven assets increased on investor skittishness.

Portfolio diversification takes on added importance during times of market uncertainty. While diversification cannot guarantee a profit or prevent loss, owning a variety of asset classes can help cushion your overall portfolio against market volatility. Your financial adviser can help you ensure your portfolio is adequately diversified. You may also want to visit our website, http://www.virtus.com, to learn about the full range of Virtus Mutual Funds, including new investment strategies that may be used to diversify a core portfolio. As always, thank you for investing with Virtus. Our investment team is committed to your financial success.

Sincerely,
-s- George R. Aylward

George R. Aylward
August 2011

(1)     See Key Investment Term on page 11.

                         VIRTUS INSTITUTIONAL BOND FUND
                     DISCLOSURE OF FUND EXPENSES (UNAUDITED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

   We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Virtus Institutional Bond Fund (the "Fund"), you incur ongoing costs, including investment advisory fees, service fees, and other expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

   The first section of the accompanying table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

   The second section of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

   Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second section of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If you have incurred transactional costs, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

                         VIRTUS INSTITUTIONAL BOND FUND
               DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
          FOR THE SIX-MONTH PERIOD OF JANUARY 1, 2011 TO JUNE 30, 2011

EXPENSE TABLE

                                                        Beginning         Ending                    Expenses
                                                         Account          Account      Annualized     Paid
                                                          Value            Value        Expense      During
                                                     January 1, 2011   June 30, 2011     Ratio       Period*
                                                     ---------------   -------------   ----------   ---------
INSTITUTIONAL BOND FUND

ACTUAL
Class X                                              $      1,000.00   $    1,035.70         0.55%  $    2.78
Class Y                                                     1,000.00        1,034.40         0.80%       4.04

HYPOTHETICAL (5% RETURN BEFORE EXPENSES)
Class X                                                     1,000.00        1,022.03         0.55%       2.76
Class Y                                                     1,000.00        1,020.78         0.80%       4.02

* Expenses are equal to the Fund's annualized expense ratio which includes waived fees and reimbursed expenses, if applicable, multiplied by the average account value over the period, multiplied by the number of days
      (181) expenses were accrued in the most recent fiscal half-year, then divided by 365 days to reflect the one-half year period.

      The Fund may invest in other funds and the annualized expense ratios noted above do not reflect fees and expenses associated with the underlying funds. If such fees and expenses were included, the expenses would have been higher.

      You can find more information about the Fund's expenses in the Financial Statements section that follows. For additional information on operating expenses and other shareholder costs, refer to the prospectus.

                         VIRTUS INSTITUTIONAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2011 (UNAUDITED)

                               PORTFOLIO HOLDINGS
                               SUMMARY WEIGHTINGS

The following table presents the portfolio holdings within certain sectors as a percentage of total investments attributable to each sector.

Mortgage-Backed Securities                                            43%
Corporate Bonds and Notes                                             40
  Financials                                                 17%
  Industrials                                                 4
  Consumer Discretionary                                      3
  All Others                                                 16
Municipal Bonds                                                        9
U.S. Government Securities                                             6
Other (includes short-term investments)                                2
                                                                     ---

Total                                                                100%
                                                                     ===

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
U.S. GOVERNMENT SECURITIES--5.6%
U.S. Treasury Bond
  4.500%, 8/15/39                                                $     145   $     148
  4.750%, 2/15/41                                                      820         872
  4.375%, 5/15/41                                                      570         569
U.S. Treasury Note
  2.625%, 8/15/20                                                      375         363
TOTAL U.S. GOVERNMENT SECURITIES                                             ---------
(IDENTIFIED COST $1,971)                                                         1,952
                                                                             ---------
MUNICIPAL BONDS--8.9%

CALIFORNIA--0.3%
San Diego County Water
  Authority, Build America
  Bonds Taxable Series B
  6.138%, 5/1/49                                                        90          96

CONNECTICUT--0.7%
Mashantucket Western
  Pequot Tribe Taxable
  Series A, 144A
  (NATL Insured)
  6.910%, 9/1/12 (3)                                                   255         235

FLORIDA--0.5%
Miami-Dade County
  Educational Facilities
  Authority Taxable
  University of Miami
  Series C,
  5.460%, 4/1/15                                                       165         177

KENTUCKY--0.5%
Commonwealth of Kentucky
  Taxable
  3.165%, 4/1/18                                                       180         180

MASSACHUSETTS--1.5%
Commonwealth of Massachusetts
  Series C, (AGM Insured)
  5.500%, 12/1/22                                                      185         224
State Development
  Finance Agency Harvard
  University Series B-1,
  5.000%, 10/15/40                                                     290         303
                                                                             ---------
                                                                                   527
                                                                             ---------

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
MICHIGAN--1.5%
City of Flat Rock Finance
  Authority, Taxable
  Series A,
  6.750%, 10/1/16                                                $     125   $     134
State of Michigan Taxable
  Series B
  4.140%, 11/1/20                                                      215         209
Tobacco Settlement Finance
  Authority Taxable
  Series 06-A,
  7.309%, 6/1/34                                                       255         185
                                                                             ---------
                                                                                   528
                                                                             ---------

NEW JERSEY--0.7%
State Transportation Trust
  Fund Authority, Build
  America Bond Taxable
  Series B
  6.561%, 12/15/40                                                     225         243

NEW YORK--0.7%
  State Dormitory Authority,
  Cornell University
  5.000%, 7/1/37                                                       225         232

PENNSYLVANIA--0.6%
City of Pittsburgh Pension
  Obligation Taxable
  Series B,
  (NATL, FGIC Insured)
  6.350%, 3/1/13                                                       200         211

UTAH--0.6%
State Transit Authority Taxable
  Series A (AGM Insured)
  5.000%, 6/15/36                                                      215         221

VIRGINIA--0.3%
Tobacco Settlement
  Financing Corp. Taxable
  Series 07-A1,
  6.706%, 6/1/46                                                       125          83

WASHINGTON--1.0%
King County Sewer Project
  (AGM Insured)
  5.000%, 1/1/36                                                       210         213
State of Washington,
  Series B
  5.250%, 2/1/36                                                       120         126
                                                                             ---------
                                                                                   339
                                                                             ---------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $3,121)                                                         3,072
                                                                             ---------
FOREIGN GOVERNMENT SECURITIES--0.1%
Republic of Hungary
  6.250%, 1/29/20                                                       35          37
                                                                             ---------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $36)                                                               37
                                                                             ---------
MORTGAGE-BACKED SECURITIES--42.4%

AGENCY--33.4%
FHLMC
  5.500%, 8/1/18                                                        99         107
  4.500%, 10/1/18                                                      163         175
FNMA
  4.500%, 9/1/18                                                       202         217
  5.000%, 11/1/20                                                      193         209
  5.500%, 6/1/21                                                        95         104
  6.000%, 5/1/29                                                        67          74
  7.000%, 11/1/30                                                       20          23
  6.000%, 11/1/31                                                       43          48
  6.000%, 12/1/32                                                       35          39
  5.500%, 4/1/33                                                       210         229
  5.500%, 4/1/33                                                       143         156
  5.000%, 7/1/33                                                       121         129
  6.500%, 8/1/33                                                       291         331
  5.500%, 4/1/34                                                       173         188
  5.000%, 7/1/35                                                       182         194
  5.500%, 12/1/35                                                      221         240
  6.500%, 8/1/36                                                       130         148
  5.500%, 4/1/37                                                        94         102
  5.500%, 4/1/37                                                       143         155
  5.500%, 7/1/37                                                       164         178
  6.000%, 7/1/37                                                       335         368
  6.000%, 9/1/37                                                        38          42


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
AGENCY--CONTINUED
  6.500%, 9/1/37                                                 $      38   $      43
  6.000%, 10/1/37                                                      130         143
  6.000%, 2/1/38                                                       146         161
  6.000%, 2/1/38                                                       102         112
  6.000%, 2/1/38                                                       167         184
  5.000%, 3/1/38                                                       268         285
  5.500%, 3/1/38                                                        42          46
  5.000%, 4/1/38                                                       487         518
  5.500%, 6/1/38                                                       406         440
  6.000%, 8/1/38                                                       139         153
  5.500%, 10/1/38                                                      180         195
  5.000%, 1/1/39                                                       202         215
  5.000%, 9/1/39                                                       552         587
  4.500%, 10/1/39                                                       75          77
  5.000%, 10/1/39                                                      847         901
  5.000%, 3/1/40                                                       462         493
  4.500%, 4/1/40                                                       338         350
  4.500%, 8/1/40                                                       915         948
  4.000%, 10/1/40                                                      478         479
  4.000%, 11/1/40                                                      686         687
  4.000%, 12/1/40                                                      248         248
  5.000%, 12/1/40                                                      422         449
  4.500%, 3/1/41                                                       149         155
GNMA
  7.000%, 8/15/29                                                       34          39
  6.500%, 12/15/31                                                       9          11
  6.500%, 12/15/31                                                     114         130
  6.500%, 1/15/32                                                        5           6
  6.500%, 3/15/32                                                       14          16
                                                                             ---------
                                                                                11,527
                                                                             ---------

NON-AGENCY--9.0%
Bear Stearns Commercial
  Mortgage Securities, Inc.
  06-PW12, A4
  5.7197%, 9/11/38(2)                                                  175         193
  06-PW14, A4
  5.201%, 12/11/38                                                     150         161
GE Capital Commercial
  Mortgage Corp. 03-C1, C
  4.975%, 1/10/38 (2)                                                  390         405
GMAC Commercial Mortgage
  Securities, Inc. 04-C2, A3
  5.134%, 8/10/38                                                      170         177
GS Mortgage Securities Corp.
  11-ALF, A 144A
  2.716%, 2/10/21 (3)                                                  125         126
JPMorgan Chase
  Commercial Mortgage
  Securities Corp.
  07-LD12, A4
  5.882%, 2/15/51 (2)                                                  295         321
Lehman Brothers-UBS
  Commercial Mortgage
  Trust 04-C7, A6
  4.786%, 10/15/29(2)                                                  325         346
  06-C6, A4
  5.372%, 9/15/39                                                      190         207
Lehman Brothers
  Commercial Conduit
  Mortgage Trust 07-C3, A4
  6.169%, 7/15/44 (2)                                                  271         294
Morgan Stanley Capital
  I 07-IQ14, A4
  5.692%, 4/15/49 (2)                                                  425         456
Morgan Stanley Mortgage
  Loan Trust 05-5AR, 4A1
  5.376%, 9/25/35 (2)                                                  126          92
Wachovia Bank Commercial
  Mortgage Trust 07-C30, A5
  5.342%, 12/15/43                                                     205         216
  07-C33, A4
  6.097%, 2/15/51(2)                                                   120         130
                                                                             ---------
                                                                                 3,124
                                                                             ---------

TOTAL MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $13,819)                                                       14,651
                                                                             ---------
ASSET-BACKED SECURITIES--2.2%

Carmax Auto Owner Trust
  11-1, A3
  1.290%, 9/15/15                                                      125         126
Chrysler Financial Auto
  Securitization Trust 10-A, C
  2.000%, 1/8/14                                                       135         135
GMAC Mortgage Corp. Loan
  Trust 06-HE3, A2
  5.750%, 10/25/36 (2)                                                 159         104
Lehman XS Trust 05-6, 3A2B
  5.420%, 11/25/35                                                     150         148


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
Santander Drive Auto
  Receivables Trust 11-2 B
  2.660%, 1/15/16                                                $     120   $     120
UCFC Manufactured
  Housing 97-3, A4
  6.975%, 1/15/29                                                      124         126
                                                                             ---------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $811)                                                             759
                                                                             ---------
CORPORATE BONDS AND NOTES--39.5%

CONSUMER DISCRETIONARY--2.9%
Comcast Corp.
  5.875%, 2/15/18                                                       50          56
COX Communications,
  Inc. 144A
  6.250%, 6/1/18 (3)                                                    50          57
Echostar DBS Corp.
  6.625%, 10/1/14                                                       50          53
Hasbro, Inc.
  6.300%, 9/15/17                                                       50          57
Landry's Restaurants, Inc.
  11.625%, 12/1/15                                                      50          54
Polymer Group, Inc. 144A
  7.750%, 2/1/19 (3)                                                    50          50
QVC, Inc. 144A
  7.500%, 10/1/19 (3)                                                   70          75
Royal Caribbean Cruises Ltd.
  7.250%, 6/15/16                                                       70          76
Salvation Army (The)
  5.480%, 9/1/17                                                       185         204
Seneca Gaming Corp. 144A
  8.250%, 12/1/18 (3)                                                   40          41
Time Warner Cable, Inc.
  6.750%, 7/1/18                                                        50          58
Toys "R" Us Property
  Co., LLC
  8.500%, 12/1/17                                                       75          79
Wyndham Worldwide Corp.
  5.750%, 2/1/18                                                        40          41
Wynn Las Vegas LLC/Wynn
  Las Vegas Capital Corp.
  7.875%, 11/1/17                                                      100         109
                                                                             ---------
                                                                                 1,010
                                                                             ---------
CONSUMER STAPLES--1.7%
Bumble Bee Acquisition
  Corp. 144A
  9.000%, 12/15/17 (3)                                                  55          56
Bunge Ltd. Finance Corp.
  5.100%, 7/15/15                                                       60          64
C&S Group Enterprises
  LLC 144A
  8.375%, 5/1/17 (3)                                                    70          72
Coca-Cola HBC Finance BV
  5.500%, 9/17/15                                                       75          83
Pilgrim's Pride Corp. 144A
  7.875%, 12/15/18 (3)                                                  55          51
Reynolds American, Inc.
  6.750%, 6/15/17                                                       70          81
SUPERVALU, Inc.
  7.500%, 11/15/14                                                     115         116
Tupperware Brands
  Corp. 144A
  4.750%, 6/1/21 (3)                                                    70          69
                                                                             ---------
                                                                                   592
                                                                             ---------

ENERGY--2.9%
Energy Transfer Equity LP
  7.500%, 10/15/20                                                      20          21
Gazprom OAO (Gaz Capital
  SA)144A
  6.212%, 11/22/16 (3)                                                 215         232
Hilcorp Energy I LP/Hilcorp
  Finance Co. 144A
  7.750%, 11/1/15 (3)                                                   70          72
Newfield Exploration Co.
  6.625%, 9/1/14                                                        90          92
Petropower I Funding
  Trust 144A
  7.360%, 2/15/14 (3)                                                  227         230
Rowan Cos., Inc.
  5.000%, 9/1/17                                                        85          91
TNK-BP Finance SA RegS
  6.125%, 3/20/12 (4)                                                  170         176
Weatherford International Ltd.
  5.125%, 9/15/20                                                       80          82
                                                                             ---------
                                                                                   996
                                                                             ---------


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
FINANCIALS--16.8%
AFLAC, Inc.
  8.500%, 5/15/19                                                $      65   $      80
American Express Co.
  8.125%, 5/20/19                                                       45          57
Banco de Credito del
  Peru 144A
  4.750%, 3/16/16 (3)                                                   50          50
Banco Santander SA
  144A Chile
  5.375%, 12/9/14(3)                                                    90          95
Unipersonal 144A
  3.781%, 10/7/15(3)                                                   100          96
Bank of America Corp.
  5.750%, 8/15/16                                                      110         116
  5.750%, 12/1/17                                                      100         106
Barclays Bank plc 144A
  6.050%, 12/4/17 (3)                                                   60          64
BBVA Bancomer SA 144A
  6.500%, 3/10/21 (3)                                                  150         153
Berkley (W.R.) Corp.
  5.875%, 2/15/13                                                       50          53
BioMed Realty LP
  3.850%, 4/15/16                                                       60          61
Blackstone Holdings
  Finance Co., LLC 144A
  6.625%, 8/15/19 (3)                                                   75          81
Capital One Financial Corp.
  5.250%, 2/21/17                                                       50          54
CIT Group, Inc.
  7.000%, 5/1/16                                                        50          50
Citigroup, Inc.
  4.875%, 5/7/15                                                        80          83
  5.500%, 2/15/17                                                      120         126
CNA Financial Corp.
  5.850%, 12/15/14                                                      50          54
CommonWealth REIT
  Properties Trust
  5.750%, 2/15/14                                                      100         106
Countrywide Financial Corp.
  6.250%, 5/15/16                                                      100         105
Credit Suisse
  6.000%, 2/15/18                                                       65          70
Deutsche Bank AG Series 1
  3.250%, 1/11/16                                                       90          91
DuPont Fabros Technology LP
  8.500%, 12/15/17                                                      55          60
Export-Import Bank of Korea
  5.500%, 10/17/12                                                     220         231
Fifth Third Bancorp
  4.500%, 6/1/18                                                        60          60
First Horizon National Corp.
  5.375%, 12/15/15                                                      80          85
Ford Motor Credit Co., LLC
  8.700%, 10/1/14                                                      100         112
Genworth Financial, Inc.
  6.515%, 5/22/18                                                       95          95
Goldman Sachs Group,
  Inc. (The)
  5.950%, 1/18/18                                                       85          92
  6.150%, 4/1/18                                                       185         201
HSB Capital I Series B,
  1.188%, 7/15/27 (2)(5)                                               365         291
Huntington Bancshares, Inc.
  7.000%, 12/15/20                                                      60          68
ICICI Bank Ltd. 144A
  5.750%, 11/16/20 (3)                                                 100          98
International Lease
  Finance Corp.
  5.650%, 6/1/14                                                        70          70
Jefferson-Pilot Corp.
  4.750%, 1/30/14                                                       50          53
JPMorgan Chase & Co.
  5.250%, 5/1/15                                                       130         140
KeyCorp
  5.100%, 3/24/21                                                       65          66
Korea Development Bank
  5.750%, 9/10/13                                                       70          76
Lloyds TSB Bank plc
  6.375%, 1/21/21                                                       95          99
Metropolitan Life Global
  Funding I 144A
  5.125%, 6/10/14 (3)                                                  100         109
Morgan Stanley
  4.750%, 4/1/14                                                        35          37
  5.375%, 10/15/15                                                     150         160
National Retail
  Properties, Inc.
  5.500%, 7/15/21                                                      100          98
PNC Bank NA
  4.875%, 9/21/17                                                      115         123
Principal Financial Group, Inc.
  7.875%, 5/15/14                                                       80          93


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
FINANCIALS--CONTINUED
Prologis LP
  6.625%, 5/15/18                                                $      90   $     100
Regions Financial Corp.
  7.750%, 11/10/14                                                     115         122
Royal Bank of Scotland
  plc (The)
  3.950%, 9/21/15                                                       45          45
  6.125%, 1/11/21                                                       55          56
SLM Corp.
  6.250%, 1/25/16                                                       90          93
SunTrust Banks, Inc.
  6.000%, 9/11/17                                                       70          78
Tanger Factory Outlet Centers
  6.150%, 11/15/15                                                     170         190
UDR, Inc.
  5.250%, 1/15/15                                                       60          64
UFJ Finance AEC
  6.750%, 7/15/13                                                      120         132
Unum Group
  5.625%, 9/15/20                                                       55          58
Wachovia Bank NA
  5.000%, 8/15/15                                                      250         268
Westfield Capital Corp.,
  Ltd./Westfield Finance
  Authority 144A
  5.125%, 11/15/14 (3)                                                  65          71
Willis Group Holdings plc
  5.750%, 3/15/21                                                      105         107
XL Capital Ltd.
  5.250%, 9/15/14                                                      100         107
Zions Bancorp
  7.750%, 9/23/14                                                       45          49
                                                                             ---------
                                                                                 5,808
                                                                             ---------

HEALTH CARE--0.7%
Bio-Rad Laboratories, Inc.
  4.875%, 12/15/20                                                      85          87
HCA, Inc.
  9.250%, 11/15/16                                                     110         117
Universal Health Services, Inc.
  7.125%, 6/30/16                                                       18          20
  7.000%, 10/1/18                                                       10          10
                                                                             ---------
                                                                                   234
                                                                             ---------

INDUSTRIALS--4.0%
ADS Tactical, Inc. 144A
  11.000%, 4/1/18 (3)                                                   40          42
AWAS Aviation Capital
  Ltd. 144A
  7.000%, 10/15/16 (3)                                                 114         118
CNH America LLC
  7.250%, 1/15/16                                                       55          60
Continental Airlines, Inc.
  Pass-Through Trust 98-1A,
  6.648%, 3/15/19                                                      402         424
Delta Air Lines
  Pass-Through Trust
  11-1, A
  5.300%, 4/15/19                                                       75          75
  10-2A, 2A
  4.950%, 5/23/19                                                      123         123
Griffon Corp. 144A
  7.125%, 4/1/18 (3)                                                    75          76
Hutchison Whampoa
  International Ltd. 144A
  5.750%, 9/11/19 (3)                                                  100         107
Kratos Defense & Security
  Solutions, Inc.
  10.000%, 6/1/17                                                       70          74
Owens Corning, Inc.
  6.500%, 12/1/16                                                       55          60
Ryder System, Inc.
  3.600%, 3/1/16                                                        55          56
SPX Corp. 144A
  6.875%, 9/1/17 (3)                                                    75          81
Teekay Corp.
  8.500%, 1/15/20                                                       30          31
U.S. Airways
  Pass-Through Trust 11-1 A
  7.125%, 4/22/25                                                       50          50
                                                                             ---------
                                                                                 1,377
                                                                             ---------

INFORMATION TECHNOLOGY--2.6%
Audatex North America,
  Inc. 144A
  6.750%, 6/15/18 (3)                                                   25          25
Broadridge Financial
  Solutions, Inc.
  6.125%, 6/1/17                                                       175         182


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
INFORMATION TECHNOLOGY--CONTINUED
CommScope, Inc. 144A
  8.250%, 1/15/19 (3)                                            $      50   $      52
Crown Castle Holdings GS
  V LLC/Crown Castle GS
  III Corp. 144A
  7.750%, 5/1/17 (3)                                                    90          97
First Data Corp. 144A
  8.875%, 8/15/20 (3)                                                   50          54
Jabil Circuit, Inc.
  8.250%, 3/15/18                                                      170         195
National Semiconductor Corp.
  6.600%, 6/15/17                                                      100         118
Seagate HDD Cayman 144A
  7.750%, 12/15/18 (3)                                                 100         105
Spansion LLC 144A
  7.875%, 11/15/17 (3)                                                  75          76
                                                                             ---------
                                                                                   904
                                                                             ---------

MATERIALS--2.2%
AbitibiBowater, Inc. 144A
  10.250%, 10/15/18 (3)                                                 47          51
Allegheny Technologies, Inc.
  9.375%, 6/1/19                                                        35          44
Berry Plastics Corp.
  8.250%, 11/15/15                                                      40          43
Carpenter Technology Corp.
  5.200%, 7/15/21                                                       75          74
Catalyst Paper Corp.
  7.375%, 3/1/14                                                        65          41
Commercial Metals Co.
  7.350%, 8/15/18                                                       75          80
CRH America, Inc.
  6.000%, 9/30/16                                                       85          93
Georgia Gulf Corp. 144A
  9.000%, 1/15/17 (3)                                                   45          48
International Paper Co.
  9.375%, 5/15/19                                                       50          64
Lyondell Chemical Co. 144A
  8.000%, 11/1/17 (3)                                                   81          90
Rock-Tenn Co.
  9.250%, 3/15/16                                                       75          81
Solo Cup Co./Solo Cup
  Operating Corp.
  10.500%, 11/1/13                                                      50          52
                                                                             ---------
                                                                                   761
                                                                             ---------

TELECOMMUNICATION SERVICES--2.8%
Frontier Communications
  Corp.
  7.875%, 4/15/15                                                       80          87
Nextel Communications, Inc.
  Series D
  7.375%, 8/1/15                                                        65          65
OJSC Vimpel
  Communications (VIP
  Finance Ireland Ltd.) 144A
  8.375%, 4/30/13 (3)                                                  100         108
PAETEC Holding Corp.
  8.875%, 6/30/17                                                       75          79
Qwest Corp.
  6.500%, 6/1/17                                                        85          92
SBA Tower Trust 144A
  5.101%, 4/15/17 (3)                                                   85          89
Telecom Italia Capital SA
  6.999%, 6/4/18                                                       100         109
Telefonica Emisiones, S.A.U.
  5.462%, 2/16/21                                                      100         102
Verizon Communications, Inc.
  5.500%, 4/1/17                                                        50          56
Vodafone Group plc
  6.150%, 2/27/37                                                       35          38
West Corp. 144A
  8.625%, 10/1/18 (3)                                                   75          76
Windstream Corp.
  7.750%, 10/15/20                                                      65          69
                                                                             ---------
                                                                                   970
                                                                             ---------

UTILITIES--2.9%
Entergy Louisiana LLC
  5.400%, 11/1/24                                                       60          65
Great River Energy 144A
  5.829%, 7/1/17 (3)                                                   146         162
Intergen NV 144A
  9.000%, 6/30/17 (3)                                                  150         159
Israel Electric Corp.,
  Ltd. 144A
  7.250%, 1/15/19 (3)                                                  200         220
Midwest Generation LLC
  Series B
  8.560%, 1/2/16                                                        73          74
NRG Energy, Inc. 144A
  7.625%, 1/15/18 (3)                                                   35          35


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

                                                                 PAR VALUE     VALUE
                                                                 ---------   ---------
UTILITIES--CONTINUED
United Energy Distribution
  Holdings Property Ltd. 144A
  5.450%, 4/15/16 (3)                                            $     265   $     283
                                                                             ---------
                                                                                   998
                                                                             ---------
TOTAL CORPORATE BONDS AND NOTES
(IDENTIFIED COST $12,996)                                                       13,650
TOTAL LONG-TERM INVESTMENTS--98.7%                                           ---------
(IDENTIFIED COST $32,754)                                                       34,121
                                                                             ---------

                                                                   SHARES
                                                                  --------
SHORT-TERM INVESTMENTS--0.7%

MONEY MARKET MUTUAL FUNDS--0.7%
BlackRock Liquidity Funds
  TempFund Portfolio  -
  Institutional Shares
  (seven-day effective
  yield 0.085%)                                                    248,802         249
                                                                             ---------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $249)                                                             249
TOTAL INVESTMENTS--99.4%                                                     ---------
(IDENTIFIED COST $33,003)                                                    $  34,370(1)

Other assets and liabilities, net--0.6%                                            198
                                                                             ---------

NET ASSETS--100.0%                                                           $  34,568
                                                                             =========

COUNTRY WEIGHTINGS+
-------------------
United States                                                                       90%
Australia                                                                            1
Chile                                                                                1
Netherlands                                                                          1
Russia                                                                               1
South Korea                                                                          1
United Kingdom                                                                       1
Other                                                                                4
                                                                             ---------

Total                                                                              100%
                                                                             ---------


+     % of total investments as of June 30, 2011.

ABBREVIATIONS:
AGM        Assured Guaranty Municipal Corp.
FGIC       Financial Guaranty Insurance Company
FHLMC      Federal Home Loan Mortgage Corporation ("Freddie Mac")
FNMA       Federal National Mortgage Association ("Fannie Mae")
GNMA       Government National Mortgage Association ("Ginnie Mae")
NATL       National Public Finance Guarantee Corp.
REIT       Real Estate Investment Trust

FOOTNOTE LEGEND

(1)   Federal Income Tax Information: For tax information at June 30, 2011, see
      Note 10, Federal Income Tax Information in the Notes to Financial Statements.

(2) Variable or step coupon security; interest rate shown reflects the rate in effect at June 30, 2011.

(3) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, these securities amounted to a value of $4,337 or 12.5% of net assets.

(4) Regulation S security. Security is offered and sold outside of the United States.

(5)   Interest payments may be deferred.

KEY INVESTMENT TERM

QUANTITATIVE EASING

A government monetary policy occasionally used to increase the money supply by buying government securities or other securities from the market. Quantitative easing increases the money supply by flooding financial institutions with capital in an effort to promote increased lending and liquidity.


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      SCHEDULE OF INVESTMENTS (CONTINUED)
                           JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund's net assets as of June 30, 2011 (see Security Valuation Note 2A in the Notes to Financial Statements):

                                                                              LEVEL 2
                                                      TOTAL       LEVEL 1   SIGNIFICANT
                                                    VALUE AT      QUOTED    OBSERVABLE
                                                  JUNE 30, 2011    PRICE      INPUTS
                                                  -------------   -------   -----------
INVESTMENTS IN SECURITIES
  Debt Securities:
   Asset-Backed Securities                        $         759   $    --   $       759
   Corporate Bonds and Notes                             13,650        --        13,650
   Foreign Government Securities                             37        --            37
   Mortgage-Backed Securities                            14,651        --        14,651
   Municipal Bonds                                        3,072        --         3,072
   U.S. Government Securities                             1,952        --         1,952
  Equity Securities:
   Short-Term Investments                                   249       249            --
                                                  -------------   -------   -----------

Total                                             $      34,370   $   249   $    34,121
                                                  =============   =======   ===========

There are no Level 3 (Significant Unobservable Inputs) priced securities.


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                           JUNE 30, 2011 (UNAUDITED)

(Amounts reported in thousands except shares and per share amounts)

ASSETS
Investment securities at value+ .................................................   $    34,370
Receivables
  Investment securities sold ....................................................           154
  Interest ......................................................................           314
Prepaid expenses ................................................................            23
                                                                                    -----------

    Total assets ................................................................        34,861
                                                                                    -----------

LIABILITIES
Payables
  Fund shares repurchased .......................................................            --(1)
  Investment securities purchased ...............................................           248
  Investment advisory fee .......................................................             4
  Distribution and service fees .................................................            --(1)
  Administration fee ............................................................             4
  Transfer agent fees and expenses ..............................................             6
  Trustees' fees and expenses ...................................................            --(1)
  Professional fee ..............................................................            20
  Other accrued expenses ........................................................            11
                                                                                    -----------

    Total liabilities ...........................................................           293
                                                                                    -----------

NET ASSETS ......................................................................   $    34,568
                                                                                    ===========

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest ................................   $    37,322
Accumulated undistributed net investment income (loss) ..........................            37
Accumulated net realized gain (loss) ............................................        (4,158)
Net unrealized appreciation (depreciation) ......................................         1,367
                                                                                    -----------

NET ASSETS ......................................................................   $    34,568
                                                                                    ===========

CLASS X
Net asset value (net assets/shares outstanding) and offering price per share ....   $     32.07
Shares of beneficial interest outstanding, no par value, unlimited authorization      1,074,374
Net Assets ......................................................................   $    34,453

Class Y
Net asset value (net assets/shares outstanding) and offering price per share ....   $     32.06
Shares of beneficial interest outstanding, no par value, unlimited authorization          3,595
Net Assets ......................................................................   $       115

+ Investment securities at cost .................................................   $    33,003

(1)   Amount is less than $500.


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                             STATEMENT OF OPERATIONS
                   SIX MONTHS ENDED JUNE 30, 2011 (UNAUDITED)

($ reported in thousands)

INVESTMENT INCOME
Interest ......................................................................     $     1,020
Dividends .....................................................................               1
                                                                                    -----------

  Total investment income .....................................................           1,021
                                                                                    -----------

EXPENSES
Investment advisory fee .......................................................              92
Service fees, Class Y .........................................................              --(1)
Administration fees ...........................................................              28
Transfer agent fees and expenses ..............................................              17
Registration fees .............................................................              17
Professional fees .............................................................              16
Printing fees and expenses ....................................................              10
Custodian fees ................................................................               3
Trustees' fees and expenses ...................................................               2
Miscellaneous expenses ........................................................               2
                                                                                    -----------

  Total expenses ..............................................................             187
Less expenses reimbursed by investment adviser ................................             (74)
                                                                                    -----------

  Net expenses ................................................................             113
                                                                                    -----------

NET INVESTMENT INCOME (LOSS) ..................................................             908
                                                                                    -----------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments .......................................             308
Net change in unrealized appreciation (depreciation) on investments ...........             282
                                                                                    -----------

NET GAIN (LOSS) ON INVESTMENTS ................................................             590
                                                                                    -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ...............     $     1,498
                                                                                    ===========

(1)   Amount is less than $500.

                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                       STATEMENT OF CHANGES IN NET ASSETS

(Amounts reported in thousands)

                                                                     SIX MONTHS ENDED     YEAR ENDED
                                                                      JUNE 30, 2011      DECEMBER 31,
                                                                       (UNAUDITED)          2010
                                                                     ----------------    ------------
FROM OPERATIONS
Net investment income (loss) ....................................    $            908    $      1,987
Net realized gain (loss) ........................................                 308             567
Net change in unrealized appreciation (depreciation) ............                 282           1,203
                                                                     ----------------    ------------

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .....               1,498           3,757
                                                                     ----------------    ------------

FROM DISTRIBUTIONS TO SHAREHOLDERS
Net investment income, Class X ..................................                (869)         (2,004)
Net investment income, Class Y ..................................                  (2)             (5)
                                                                     ----------------    ------------

DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS .......                (871)         (2,009)
                                                                     ----------------    ------------
FROM SHARE TRANSACTIONS
SALE OF SHARES
Class X (18 and 292 shares, respectively) .......................                 564           9,426
Class Y (0 and 0 shares, respectively) ..........................                  --              --

REINVESTMENT OF DISTRIBUTIONS
Class X (27 and 64 shares, respectively) ........................                 869           2,004
Class Y (0 and 0 shares, respectively) ..........................                   2               5

SHARES REPURCHASED
Class X (412 and 438 shares, respectively) ......................             (13,205)        (13,753)
Class Y (0 and 0 shares, respectively) ..........................                  --              --
                                                                     ----------------    ------------

INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS .......             (11,770)         (2,318)
                                                                     ----------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS ...........................             (11,143)           (570)

NET ASSETS ......................................................
Beginning of period .............................................              45,711          46,281
                                                                     ----------------    ------------

END OF PERIOD ...................................................    $         34,568    $     45,711
                                                                     ================    ============
Accumulated undistributed net investment income (loss) at end of
  period ........................................................    $             37    $         --


                       See Notes to Financial Statements

                         VIRTUS INSTITUTIONAL BOND FUND
                              FINANCIAL HIGHLIGHTS
                       SELECTED PER SHARE DATA AND RATIOS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                   NET                    NET                                                    NET              NET
                  ASSET      NET        REALIZED              DIVIDENDS                         ASSET            ASSETS,
                  VALUE,  INVESTMENT      AND     TOTAL FROM  FROM NET                CHANGE IN VALUE,           END OF
                BEGINNING   INCOME     UNREALIZED INVESTMENT INVESTMENT     TOTAL     NET ASSET END OF  TOTAL    PERIOD
                OF PERIOD   (LOSS)(1) GAIN (LOSS) OPERATIONS   INCOME   DISTRIBUTIONS   VALUE   PERIOD RETURN    (000'S)
                --------- ----------- ----------- ---------- ---------- ------------- --------- ------ ------    -------
CLASS X
1/1/11 to
    6/30/11(2)  $   31.63        0.70        0.43       1.13      (0.69)        (0.69)     0.44 $32.07   3.57%(4)$34,453
1/1/10 to
    12/31/10        30.30        1.46        1.40       2.86      (1.53)        (1.53)     1.33  31.63   9.63     45,599
1/1/09 to
    12/31/09        26.61        1.50        3.81       5.31      (1.62)        (1.62)     3.69  30.30  20.30     46,179
1/1/08 to
    12/31/08        30.94        1.66       (4.26)     (2.60)     (1.73)        (1.73)    (4.33) 26.61  (8.60)    55,340
1/1/07 to
    12/31/07        30.92        1.56        0.11       1.67      (1.65)        (1.65)     0.02  30.94   5.56     77,378
1/1/06 to
    12/31/06        31.08        1.52       (0.11)      1.41      (1.57)        (1.57)    (0.16) 30.92   4.64     87,457
CLASS Y
1/1/11 to
    6/30/11(2)  $   31.62        0.67        0.42       1.09      (0.65)        (0.65)     0.44 $32.06   3.44%(4)$   115
1/1/10 to
    12/31/10        30.29        1.39        1.39       2.78      (1.45)        (1.45)     1.33  31.62   9.36        112
1/1/09 to
    12/31/09        26.61        1.43        3.80       5.23      (1.55)        (1.55)     3.68  30.29  20.02        102
1/1/08 to
    12/31/08        30.93        1.58       (4.25)     (2.67)     (1.65)        (1.65)    (4.32) 26.61  (8.83)    11,881
1/1/07 to
    12/31/07        30.91        1.48        0.11       1.59      (1.57)        (1.57)     0.02  30.93   5.30     19,843
1/1/06 to
    12/31/06        31.07        1.44       (0.11)      1.33      (1.49)        (1.49)    (0.16) 30.91   4.38     18,994

                                    RATIO OF
                   RATIO         GROSS EXPENSES
                  OF NET           TO AVERAGE      RATIO OF
                 EXPENSES             NET             NET
                    TO               ASSETS       INVESTMENT
                  AVERAGE           (BEFORE        INCOME TO     PORTFOLIO
                    NET           WAIVERS AND       AVERAGE       TURNOVER
                  ASSETS        REIMBURSEMENTS)    NET ASSETS       RATE
                 ----------     ---------------   -----------    ---------
CLASS X
1/1/11 to
    6/30/11(2)         0.55%(3)            0.91%(3)      4.42%(3)       45%(4)
1/1/10 to
    12/31/10           0.55                0.91          4.65           60
1/1/09 to
    12/31/09           0.55                0.77          5.24           65
1/1/08 to
    12/31/08           0.55                0.74          5.59           47
1/1/07 to
    12/31/07           0.56                0.71          5.02           58
1/1/06 to
    12/31/06           0.56                0.73          4.89           65
CLASS Y
1/1/11 to
    6/30/11(2)         0.80%(3)            1.16%(3)      4.24%(3)       45%(4)
1/1/10 to
    12/31/10           0.80                1.16          4.39           60
1/1/09 to
    12/31/09           0.80                1.02          5.10           65
1/1/08 to
    12/31/08           0.80                0.99          5.30           47
1/1/07 to
    12/31/07           0.81                0.96          4.78           58
1/1/06
    12/31/06           0.81                0.98          4.64           65

FOOTNOTE LEGEND:

(1)   Computed using average shares outstanding.

(2)   Unaudited.

(3)   Annualized.

(4)   Not annualized.


                       See Notes to Financial Statements

                           VIRTUS INSTITUTIONAL TRUST
                          NOTES TO FINANCIAL STATEMENTS
                            JUNE 30, 2011 (UNAUDITED)

1.    ORGANIZATION

      Virtus Institutional Trust (the "Trust") is organized as a Delaware statutory trust, and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company.

      As of the date of this report, one fund, Virtus Institutional Bond Fund (the "Fund"), is offered for sale. The Fund is diversified and has an investment objective of generating a high level of current income and capital appreciation consistent with prudent investment risk. The Fund offers Class X shares and Class Y shares. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class Y bears service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of the Fund are borne pro rata by the holders of each class of shares, except that Class X bears no distribution or service expenses.

2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and those differences could be significant.

      A.    SECURITY VALUATION:

            Security Valuation procedures for the Fund have been approved by the Board of Trustees. All internally fair valued securities, referred to below, are approved by a valuation committee appointed under the direction of the Board of Trustees.

            The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

            o  Level 1 - quoted prices in active markets for identical securities

            o  Level 2 - prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

            o  Level 3 - prices determined using significant unobservable inputs (including the valuation committee's own assumptions in determining the fair value of investments)

            A description of the valuation techniques applied to the Fund's major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

            Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

            Certain foreign securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the New York Stock Exchange ("NYSE")) that may impact the value of securities traded in these foreign markets. In such cases the Fund fair values foreign securities using an independent pricing service which considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain Indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

            Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured Debt Instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

            Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over the counter (OTC) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

            Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

            Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

            A summary of the inputs used to value the Fund's major categories of assets and liabilities, which primarily include investments of the Fund, by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

      B.    SECURITY TRANSACTIONS AND RELATED INCOME:

            Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

      C.    INCOME TAXES:

            The Fund is treated as a separate taxable entity. It is the policy of the Fund to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

            The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which it invests.

            The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. The Fund does not expect that the total amount of unrecognized tax benefits will materially change over the next twelve months. The Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable. As of June 30, 2011, the tax years that remain subject to examination by the major tax jurisdictions under the statute of limitations are from the year 2007 forward (with limited exceptions).

      D.    DISTRIBUTIONS TO SHAREHOLDERS:

            Distributions are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

3.    INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS
      ($ REPORTED IN THOUSANDS UNLESS NOTED)

      A.    ADVISER:

            Virtus Investment Advisers, Inc. ("VIA," the "Adviser"), an indirect, wholly-owned subsidiary of Virtus Investment Partners, Inc. ("Virtus"), is the Adviser to the Trust.

            For managing, or directing the management of, the investments of the Fund, the Adviser is entitled to a fee based upon the following annual rates as a percentage of the daily net assets of the Fund:
            0.45% of the first $1 billion and 0.40% of the next $1+ billion.

            The Adviser manages the Fund's investment program and general operations of the Fund, including oversight of the Fund's subadviser.

      B.    SUBADVISER:

            The subadviser manages the investments of the Fund for which it is paid a fee by the Adviser. Effective June 2, 2011, Newfleet Asset Management, LLC ("Newfleet"), an affiliate of VIA (since June 2011), became the subadviser to the Fund, replacing Goodwin Capital Advisers, Inc. ("Goodwin"). Goodwin served as the Fund's subadviser for the period of January 1, 2011 through June 1, 2011.

            No changes to the Fund's principal investment strategies are being made. Also, the fees and expenses paid by the Fund remain unchanged.

      C.    EXPENSE LIMITATIONS:

            The Adviser has voluntarily agreed to limit total operating expenses of the Fund (excluding interest, taxes, and extraordinary expenses) so that such expenses do not exceed 0.55% of the average daily net assets of Class X shares and 0.80% of Class Y shares. The Adviser may discontinue this voluntary expense limitation at any time.

            The Adviser may recapture operating expenses waived or reimbursed under this arrangement, within three fiscal years following the end of the fiscal year in which such waiver or reimbursement occurred. The Fund must pay its ordinary operating expenses before the Adviser is entitled to any reimbursement and must remain in compliance with applicable expense limitations. All or a portion of the following Adviser reimbursed expenses may be recaptured by the following fiscal years:

                            2011      2012     2013     TOTAL
                          -------     ----     ----     -----
                          $   161     $127     $155     $ 443

      D.    DISTRIBUTOR:

            VP Distributors, Inc. ("VP Distributors") serves as the national distributor of the Fund's shares. The Fund pays VP Distributors a service fee at an annual rate of 0.25% for Class Y shares applied to the average daily net assets of that class.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

      E.    ADMINISTRATOR AND TRANSFER AGENT:

            VP Distributors also serves as the Administrator to the Trust. For the period ended June 30, 2011, VP Distributors received administration fees totaling $21, which is included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

            VP Distributors also serves as the Trust's transfer agent. For the period ended June 30, 2011, VP Distributors received transfer agent fees totaling $16, which is included in the Statement of Operations. A portion of these fees is paid to outside entities that also provide services to the Fund.

      F.    AFFILIATED SHAREHOLDERS:

            At June 30, 2011, Virtus, its affiliates, and the retirement plans of Virtus and its affiliates held shares of the Fund which may be redeemed at any time that aggregated the following:

                                          AGGREGATE   NET ASSET
                                            SHARES      VALUE
                                          ---------   ---------
                   Class Y ............     3,595     $     115

4.    PURCHASES AND SALES OF SECURITIES
      ($ REPORTED IN THOUSANDS)

      Purchases and sales of securities (excluding U.S. Government and agency securities, short-term securities, and forward currency contracts) for the period ended June 30, 2011, were as follows:

                       PURCHASES     SALES
                       ---------    -------
                       $   4,280    $ 9,221

      Purchases and sales of long-term U.S. Government and agency securities for the period ended June 30, 2011, were as follows:

                       PURCHASES     SALES
                       ---------   ---------
                       $  13,238   $  19,284

5.    10% SHAREHOLDERS

      At June 30, 2011, the Fund had individual shareholder accounts and/or omnibus shareholder accounts (comprised of a group of individual shareholders), which amounted to more than 10% of the total shares outstanding of the Fund as detailed below.

                       % OF SHARES OUTSTANDING                  NUMBER OF ACCOUNTS
                       -----------------------                  ------------------
                                            97%                                  4*

*     Includes 1 omnibus account.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

6.    CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets, and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

      High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield securities may be complex, and as a result, it may be more difficult for the Adviser or subadviser to accurately predict risk.

      Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund.

      The Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.

7.    ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of in seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining illiquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities, if any, are noted as such at the end of the Fund's Schedule of Investments.

      Restricted securities are not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

      At June 30, 2011, the Fund did not hold illiquid or restricted securities.

8.    INDEMNIFICATIONS

      Under the Fund's organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these arrangements.

                           VIRTUS INSTITUTIONAL TRUST
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                            JUNE 30, 2011 (UNAUDITED)

9.    REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by Virtus and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products.

      There are currently no such matters which the Company believes will be material to these financial statements.

10.   FEDERAL INCOME TAX INFORMATION
      ($ REPORTED IN THOUSANDS)

      At June 30, 2011, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by the Fund were as follows:

                                                                NET UNREALIZED
          FEDERAL       UNREALIZED           UNREALIZED          APPRECIATION
         TAX COST      APPRECIATION        (DEPRECIATION)       (DEPRECIATION)
         --------      ------------        -------------        --------------
         $ 33,003      $      1,748        $        (381)       $        1,367

      The Fund has capital loss carryovers, which may be used to offset future capital gains, as follows:

                     EXPIRATION YEAR
         ---------------------------------------
         2014        2016        2017      TOTAL
         ----        ----       ------    ------
         $178        $144       $4,103    $4,425

      The Fund may not realize the benefit of these losses to the extent the Fund does not realize gains on its investments prior to the expiration of the capital loss carryover.

11.   RECENT ACCOUNTING PRONOUNCEMENT

      In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update ("ASU") No. 2011-04, "Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs." ASU No. 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU No. 2011-04 will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU No. 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU No. 2011-04 and its impact on the financial statements has not been determined.

12.   SUBSEQUENT EVENT EVALUATION

      Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there are no subsequent events that require recognition or disclosure in the financial statements.

VIRTUS INSTITUTIONAL TRUST
101 Munson Street
Greenfield, MA 01301-9668

TRUSTEES                                            INVESTMENT ADVISER
George R. Aylward                                   Virtus Investment Advisers, Inc.
Leroy Keith, Jr.                                    100 Pearl Street
Philip R. McLoughlin, Chairman                      Hartford, CT 06103-4506
Geraldine M. McNamara
James M. Oates                                      PRINCIPAL UNDERWRITER
Richard E. Segerson                                 VP Distributors, Inc.
Ferdinand L.J. Verdonck                             100 Pearl Street
                                                    Hartford, CT 06103-4506
OFFICERS
George R. Aylward, President                        TRANSFER AGENT
Francis G. Waltman, Senior Vice President           VP Distributors, Inc.
Nancy J. Engberg, Vice President and                100 Pearl Street
  Chief Compliance Officer                          Hartford, CT 06103-4506
W. Patrick Bradley, Chief Financial Officer
  and Treasurer                                     CUSTODIAN
Kevin J. Carr, Senior Vice President, Chief         BNY Mellon Investment Servicing Trust Company
  Legal Officer, Counsel and Secretary              8800 Tinicum Boulevard
                                                    Philadelphia, PA 19153-3111

                                                    HOW TO CONTACT US                               1-800-243-1574
                                                    Mutual Fund Services                            1-800-243-4361
                                                    Adviser Consulting Group                        1-800-367-5877
                                                    Telephone Orders                                1-800-243-1926
                                                    Text Telephone                                      Virtus.com
                                                    Web site


IMPORTANT NOTICE TO SHAREHOLDERS

The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

                         VIRTUS INSTITUTIONAL BOND FUND,
                     A SERIES OF VIRTUS INSTITUTIONAL TRUST

        Supplement dated June 2, 2011 to the Prospectus dated May 1, 2011

IMPORTANT NOTICE TO INVESTORS

As approved by the Board of Trustees of Virtus Institutional Trust, effective June 2, 2011, Newfleet Asset Management, LLC (formerly named SCM Advisors, LLC) ("Newfleet") became the investment subadviser for the fund, replacing Goodwin Capital Advisers, Inc. ("Goodwin"). No changes to the fund's principal investment strategies are being made. Also, the fees and expenses paid by the fund remain unchanged.

The fund's summary and statutory prospectuses are hereby revised as described below.

o The disclosure describing Goodwin and the fund's portfolio managers under "Management" in the fund's summary prospectus and in the summary section of the fund's statutory prospectus is replaced with the following:

            The fund's subadviser is Newfleet Asset Management, LLC ("Newfleet"), an affiliate of VIA (since June 2011).

            PORTFOLIO MANAGER

            o David L. Albrycht, Chief Investment Officer - Multi-Sector Fixed Income Strategies, is the manager of the fund. Mr. Albrycht has managed the fund since June 2011.

o The description of Goodwin under "The Adviser and Subadviser" on page 9 is deleted and the following inserted:

            Newfleet Asset Management, LLC (formerly named SCM Advisors, LLC) ("Newfleet"), an affiliate of VIA, is the subadviser to the fund (since June 2011) and has an office at 100 Pearl Street, Hartford, CT 06103. Newfleet acts as subadviser to mutual funds and as adviser to institutions and individuals. As of December 31, 2010, Newfleet had approximately $3.4 billion in assets under management. Newfleet has been an investment adviser since 1989.

o The disclosure of the subadvisory fee under "Management Fees" on page 10 is replaced with: "VIA pays Newfleet a subadvisory fee of 50% of the net investment management fee."

o The disclosure under "Portfolio Management" on page 10 is deleted and the following inserted:

            DAVID L. ALBRYCHT, CFA. Mr. Albrycht is Chief Investment Officer - MultiSector Fixed Income Strategies at Newfleet (since June 2011). Mr. Albrycht has been Portfolio Manager of the fund since June 2011. Until June 2011, he was Executive Managing Director (2008 to 2011) and Vice President (2005 to 2008), Fixed Income, of Goodwin Capital Advisers, Inc. ("Goodwin"). Previously, he was associated with VIA, at which time it was an affiliate of Goodwin. He managed fixed income portfolios for Goodwin affiliates since 1991.

      INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                         THIS PAGE INTENTIONALLY BLANK.

                                   (VIRTUS LOGO)                      PRSRT STD
                                                                    U.S. POSTAGE
                                   P.O. Box 9874                        PAID
                              Providence, RI 02940-8074              LANCASTER,
                                                                         PA
                                                                     PERMIT 1793




For more information about
Virtus mutual funds, please call
your financial representative, or
contact us at 1-800-243-1574
or Virtus.com

8001                                                                       08-11

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)   Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
            Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b)    Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
            Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Virtus Institutional Trust

By (Signature and Title)*    /s/ George R. Aylward
                          ------------------------------------------------------
                             George R. Aylward, President
                             (principal executive officer)

Date September 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ George R. Aylward
                         -------------------------------------------------------
                             George R. Aylward, President
                             (principal executive officer)

Date September 6, 2011

By (Signature and Title)*    /s/ W. Patrick Bradley
                         -------------------------------------------------------
                             W. Patrick Bradley, Chief Financial Officer and
                             Treasurer
                             (principal financial officer)

Date September 6, 2011

* Print the name and title of each signing officer under his or her signature.